Condensed consolidating financial information - Condensed Consolidated Cash Flow Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	£ 5,347	£ 4,610	£ 4,720
Net cash (used in)/generated from investing activities	(18,544)	(640)	(3,991)
Net cash (used in)/generated from financing activities	14,759	(4,229)	(219)
Net cash flows (used in)/generated from operating, investing and financing activities	1,562	(259)	510
Differences on exchange	(391)	180	(272)
Increase/(decrease) in net cash and cash equivalents in the year	1,171	(79)	238
Net cash and cash equivalents at 1 January	1,651	1,730	1,492
Net cash and cash equivalents at 31 December	2,822	1,651	1,730
Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	5,347	4,610	4,720
Net cash (used in)/generated from investing activities	(18,544)	(640)	(3,991)
Net cash (used in)/generated from financing activities	14,759	(4,229)	(219)
Net cash flows (used in)/generated from operating, investing and financing activities	1,562	(259)	510
Differences on exchange	(391)	180	(272)
Increase/(decrease) in net cash and cash equivalents in the year	1,171	(79)	238
Net cash and cash equivalents at 1 January	1,651	1,730	1,492
Net cash and cash equivalents at 31 December	2,822	1,651	1,730
BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(12)	(23)	61
Net cash (used in)/generated from investing activities	2	24	34
Net cash (used in)/generated from financing activities	10		(95)
Net cash flows (used in)/generated from operating, investing and financing activities		1
Differences on exchange		1	(1)
Increase/(decrease) in net cash and cash equivalents in the year		2	(1)
Net cash and cash equivalents at 1 January	5	3	4
Net cash and cash equivalents at 31 December	5	5	3
BAT p.l.c., Parent guarantor | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(12)	(23)	61
Net cash (used in)/generated from investing activities	2	24	34
Net cash (used in)/generated from financing activities	10		(95)
Net cash flows (used in)/generated from operating, investing and financing activities		1
Differences on exchange		1	(1)
Increase/(decrease) in net cash and cash equivalents in the year		2	(1)
Net cash and cash equivalents at 1 January	5	3	4
Net cash and cash equivalents at 31 December	5	5	3
RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(1,860)
Net cash (used in)/generated from investing activities	(88)
Net cash (used in)/generated from financing activities	1,950
Net cash flows (used in)/generated from operating, investing and financing activities	2
Increase/(decrease) in net cash and cash equivalents in the year	2
Net cash and cash equivalents at 31 December	2
RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(270)
Net cash (used in)/generated from investing activities	1,116
Net cash (used in)/generated from financing activities	(844)
Net cash flows (used in)/generated from operating, investing and financing activities	2
Increase/(decrease) in net cash and cash equivalents in the year	2
Net cash and cash equivalents at 31 December	2
RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(11)
Net cash (used in)/generated from investing activities	1
Net cash (used in)/generated from financing activities	10
All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	7,488	4,610	4,712
Net cash (used in)/generated from investing activities	(19,512)	(571)	(3,920)
Net cash (used in)/generated from financing activities	21,030	1,746	982
Net cash flows (used in)/generated from operating, investing and financing activities	9,006	5,785	1,774
Differences on exchange	(391)	179	(271)
Increase/(decrease) in net cash and cash equivalents in the year	8,615	5,964	1,503
Net cash and cash equivalents at 1 January	1,646	1,727	1,488
Net cash and cash equivalents at 31 December	10,261	7,691	2,991
All other companies, Non-guarantor subsidiaries | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	5,470	4,598	4,709
Net cash (used in)/generated from investing activities	(20,020)	(3,788)	(4,457)
Net cash (used in)/generated from financing activities	22,772	2,486	(3,487)
Net cash flows (used in)/generated from operating, investing and financing activities	8,222	3,296	(3,235)
Differences on exchange	(400)	221	(237)
Increase/(decrease) in net cash and cash equivalents in the year	7,822	3,517	(3,472)
Net cash and cash equivalents at 1 January	1,702	1,466	1,590
Net cash and cash equivalents at 31 December	9,524	4,983	(1,882)
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	12	23	(53)
Net cash (used in)/generated from investing activities	(63)	(93)	(105)
Net cash (used in)/generated from financing activities	(7,397)	(5,975)	(1,106)
Net cash flows (used in)/generated from operating, investing and financing activities	(7,448)	(6,045)	(1,264)
Increase/(decrease) in net cash and cash equivalents in the year	(7,448)	(6,045)	(1,264)
Net cash and cash equivalents at 31 December	(7,448)	(6,045)	(1,264)
Eliminations | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	13	23	(53)
Net cash (used in)/generated from investing activities	(105)	(93)	(105)
Net cash (used in)/generated from financing activities	(7,295)	(5,975)	(1,106)
Net cash flows (used in)/generated from operating, investing and financing activities	(7,387)	(6,045)	(1,264)
Increase/(decrease) in net cash and cash equivalents in the year	(7,387)	(6,045)	(1,264)
Net cash and cash equivalents at 31 December	(7,387)	(6,045)	(1,264)
BATCAP, Issuer | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	67
Net cash (used in)/generated from investing activities	113
Net cash (used in)/generated from financing activities	(52)
Net cash flows (used in)/generated from operating, investing and financing activities	128
Differences on exchange	(6)
Increase/(decrease) in net cash and cash equivalents in the year	122
Net cash and cash equivalents at 31 December	122
BATIF, BATNF, BATHTN and RAI, Subsidiary guarantors | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(191)	12	3
Net cash (used in)/generated from investing activities	1,466	3,217	537
Net cash (used in)/generated from financing activities	(676)	(740)	4,469
Net cash flows (used in)/generated from operating, investing and financing activities	599	2,489	5,009
Differences on exchange	15	(42)	(34)
Increase/(decrease) in net cash and cash equivalents in the year	614	2,447	4,975
Net cash and cash equivalents at 1 January	(56)	261	(102)
Net cash and cash equivalents at 31 December	£ 558	£ 2,708	£ 4,873